Income Taxes - reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of unrecognized tax benefits
Balance, beginning of year	$ 11,061	$ 7,270
Increases due to current year tax positions	3,609	3,791
Balance, end of year	$ 14,670	$ 11,061